UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact name of registrant as specified in charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of principal executive offices)(Zip code)

Bradley Zucker

c/o Ancora Trust

6060 Parkland Boulevard, Suite 000

Cleveland, Ohio 44124

 (Name and address of agent for service)

Copies to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue East

Cleveland, Ohio 44114

Registrant's telephone number, including area code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

6.30.18 SEMI-ANNUAL REPORT

INTRODUCTION

TABLE OF CONTENTS

INTRODUCTION INCLUDING SHAREHOLDER LETTER……….………....…..….1

ANCORA INCOME FUND……….……………………………………………………….……..2

ANCORA/THELEN SMALL-MID CAP FUND…………….…………….………….…....7

ANCORA MICROCAP FUND…………….………….….……..……………………….…….13

ANCORA SPECIAL OPPORTUNITY FUND….……….…………….……………….….19

FINANCIAL REVIEW…..………………………………………...............................………..24

FUND EXPENSES………………………………..……………………………….….…....…….48

TRUSTEES & OFFICERS & SERVICE PROVIDERS.………….….….......................50

1-866-6-ANCORA

Please feel free to dial our toll-free number to speak directly to a knowledgeable representative who can answer any questions or assist you with any issues concerning your account.

www.ancorafunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ancora Funds. Investors should carefully consider before investing each Fund’s investment objective, risks and expenses. For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com. Please read it carefully before you invest or send money.

INTRODUCTION

LETTER TO SHAREHOLDERS

Dear Shareholders:

Thank you for choosing the Ancora Mutual Funds.  We have built the Ancora Funds to capitalize on the evolving opportunities in the investment landscape.   Our management style centers on building long-term success for the investors of our funds.  While no mutual fund can guarantee performance, the Ancora Funds promise that our investment decisions will be based upon dedicated research and careful execution.

Specific information for each fund’s operations and holdings are on the following pages.  If you have any questions, please feel free to contact the Ancora Mutual Funds directly at 866-6-Ancora (866-626-2672) or visit our website at www.ancorafunds.com.  We appreciate the trust you have placed in us through your investment and are working daily to deliver long-term results.

Anne Peterson Ogan        Richard A. Barone

Dan Thelen

  Michael Santelli

Acting Chairman

         Portfolio Manager

Portfolio Manager     Portfolio Manager

ANCORA INCOME FUND

INVESTMENT OBJECTIVE:

THE ANCORA INCOME FUND SEEKS TO PROVIDE INVESTORS A HIGH LEVEL OF CURRENT INCOME WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Richard A. Barone

Portfolio Manager, Ancora Advisors

_________________________

NET ASSETS:

$29.6 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS I – AAIIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

* As of June 30, 2018

TOP HOLDINGS: JUNE 30, 2018 (d)
NAME	% OF NET ASSETS
GDL 4.000% 03/26/25	5.31%
MFS Intermediate Income Trust	4.82%
Western Asset/Claymore Inflation-Linked Opportunity	4.70%
First American Funds Government Obligation Class Y	4.20%
Aberdeen Asia-Pacific Income Fund, Inc.	4.08%
BlackRock Credit Allocation Income Trust IV	4.08%
Intel Corp. 2.350%, 05/11/22	3.28%
Apple Inc. 2.400% 05/03/23	3.25%
Braemar Hotels & Resorts Inc. 5.500% 06/11/20 @25.00	3.12%
Saratoga Invt Corp 6.750% 12/30/23 Pfd	2.70%

SECTOR DIVERSIFICATION: JUNE 30, 2018 (d)
NAME	% OF TOTAL INVESTMENTS
Corporate Bonds	34.94%
Closed-End Income Funds	25.18%
Closed-End Funds, Senior Securities	15.00%
REIT Senior Securities	13.04%
Traditional Preferred	7.64%
Money Market Funds	4.21%

TOTAL RETURNS: JUNE 30, 2018 (d)
	YTD 2018	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS	SINCE INCEP (a)
ANCORA INCOME FUND - I(b)	(0.53)%	1.11%	4.75%	4.92%	6.28%	5.12%
BLOOMBERG BARCLAY’S AGG. BOND INDEX(c)	(1.62)%	(0.40)%	1.72%	2.27%	3.72%	3.92%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

c)

The Bloomberg Barclay’s Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA INCOME FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment

Ancora Income Fund - Class I
Bloomberg Barclay Agg. Bond Index
in $1,000's
2,275
2,075
1,875
1,675
1,475
1,275
1,075
875
Incep *
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14
Dec-14
Jun-15
Dec-15
Jun-16
Dec-16
Jun-17
Dec-17
Jun-18

* Inception: 1/5/04

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2018. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Corporate Bonds - 34.86%

Trust Certificates - 28.33%
AGNC Investment Corp. 7.000% Perp	20,000	$ 520,000
Apollo Global Mgmt LLC Pfd Ser 6.375%	24,000	607,920
Capitala Fin Corp Convertible Nt 05/31/22	22,000	540,980
Eagle Pt CR Co 7.750% 06/30/22	17,000	430,304
Great Elm Capital Corp. 6.500% 09/18/22	20,000	511,742
KKR Financial Holdings 6.750% 12/31/49	20,000	537,600
KKR Financial Holdings 6.500% 12/31/49	5,000	132,650
Lm 6.375% 03/15/56	26,000	687,440
Landmark Infrastructure Partner 7.000% Perp	28,000	660,344
MVC Capital, Inc. 6.250% 11/30/22	30,000	757,503
PennyMac Mortgage Investment Trust	15,000	377,550
Rexr 5.875% 12/31/49	10,762	261,086
Saratoga Invt Corp 6.750% 12/30/23 Pfd	31,000	798,954
Stellus Capital Investment Corporation 5.750% 09/15/22	14,306	359,081
Triangle Capital Corp. 6.375% 03/15/22 Pfd	15,000	377,100
THL Credit, Inc. 6.750% 11/15/21 Pfd	18,200	460,096
TriplePoint Venture Growth BDC Corp. 5.750% 07/15/22	15,000	374,849
		8,395,199

Direct Debt - 6.53%
Apple Inc 2.400% 05/03/23	1,000,000	963,426
Intel Corp. 2.350% 05/11/22	1,000,000	972,231
		1,935,657

TOTAL CORPORATE BONDS (Cost $10,323,835)		10,330,856

Investment Companies - 40.09%

Closed-End Income Funds - 25.13%
Aberdeen Asia-Pacific Income Fund, Inc.	280,000	1,209,600
BlackRock Credit Allocation Income Trust IV	100,000	1,208,000
BlackRock Florida Municipal 2020 Term Trust	10,709	152,710
Franklin Limited Duration Income Trust	22,300	243,516
iShares iBonds Dec 2022 Term Corp ETF	10,000	243,400
MFS Intermediate Income Trust	370,000	1,428,200
Vanguard S/T Corporate Bond ETF	10,000	781,000
Western Asset Intermediate Muni Fund Inc.	5,000	43,350
Western Asset/Claymore Inflation Lkd Sec Inc Fd	65,000	742,950
Western Asset/Claymore Inflation-Linked Opportunit	125,000	1,393,750
		7,446,476

See accompanying notes which are an integral part of the financial statements

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)

	Shares	Value
Closed-End Funds, Senior Securities - 14.97%
Ellsworth Growth and Income Fund 5.250% Perp 09/18/22	4,200	$ 102,480
Gabelli Dividend & Income Trust Preferred D	14,000	356,958
Gabelli Equity Trust, Inc. 5.450% 12/31/49	21,500	545,343
GDL 4.000% 03/26/25	30,000	1,573,800
Gabelli Dividend & Income Trust Preferred A	15,500	396,337
Gabelli Global Small and Mid Cap Value Trust 5.450% 12/31/49	16,000	402,240
Gabelli Utility Trust 5.375% 12/31/49	25,000	636,818
Special Opportunities Fund, Inc. Convertible 3.500% 12/31/49	16,500	420,750
		4,434,726

TOTAL INVESTMENT COMPANIES (Cost $12,031,888)		11,881,202

Traditional Preferred - 7.62%
Capital One Financial Corp F 6.200% 12/31/49	15,000	395,100
Citigroup Inc. 6.300% 12/31/49 Pfd	12,000	315,120
Oaktree Capital Group, 6.625% Perp.	23,000	576,610
State Street Corp. 6.000% 12/31/49 Pfd	12,500	326,250
Wells Fargo & Co. 6.000% 12/31/49	25,000	644,750
		2,257,830

TOTAL TRADITIONAL PREFERRED (Cost $2,188,056)		2,257,830

REIT Senior Securities - 13.01%
Great Ajax Corp. 7.250% 04/30/24	12,000	298,265
Braemar Hotels & Resorts Inc. 5.500% 06/11/20 @25.00	49,000	925,120
Colony Northstar 7.125%	16,000	371,200
Digital Realty Trust, Inc. Preferred Series G	12,000	305,040
Summit Hotel Properties, Inc. 6.450% 12/31/49	30,000	726,300
Pebblebrook Hotel Tr Pfd Ser C 6.500%	10,000	255,000
UMH Properties INC. 6.375% Perp Pfd	16,200	379,404
Wells Fargo REIT 6.375% Series A 12/31/49 Pfd	23,000	595,700
		3,856,029

TOTAL REIT SENIOR SECURITIES (Cost $3,723,337)		3,856,029

Money Market Funds - 4.2%
First American Funds Government Obligation Class Y 0.89% (a)	1,243,860	1,243,860
		1,243,860

TOTAL MONEY MARKET FUNDS (Cost $1,243,860)		1,243,860

See accompanying notes which are an integral part of the financial statements

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)

Value

TOTAL INVESTMENTS (Cost $29,510,976) 99.78%	29,569,777

Other Assets In Excess of Liabilities - 0.22%	64,113

TOTAL NET ASSETS - 100.00%	$ 29,633,890

See accompanying notes which are an integral part of the financial statements

(a) The coupon rate shown represents the 7-day yield as of June 30, 2018.

ANCORA/THELEN SMALL-MID CAP FUND

 INVESTMENT OBJECTIVE:

THE ANCORA/THELEN SMALL-MID CAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Dan Thelen

Managing Director - Small-Mid Cap Equities, Ancora Advisors

_________________________

NET ASSETS:

$113.4 MILLION*

_________________________

INCEPTION DATE:

JANUARY 2, 2013

_________________________

TICKERS:

 CLASS I – AATIX

CLASS S – AATSX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

                CLASS S – $1,500,000

* As of  June 30, 2018

TOP HOLDINGS: JUNE 30, 2018 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y	3.53%
Park Hotels & Resorts, Inc. Comm	3.15%
Vistra Energy Corp.	2.98%
GCI Liberty, Inc. Class A	2.96%
Voya Financial, Inc.	2.93%
Conduent, Inc.	2.82%
Platform Specialty Products Corporation	2.44%
Energizer Holdings, Inc.	2.30%
Avaya Holdings Corp.	2.20%
Nomad Foods Ltd.	1.92%
SECTOR DIVERSIFICATION: JUNE 30, 2018 (d)
NAME	% OF TOTAL INVESTMENTS
Consumer Discretionary	21.27%
Information Technology	16.85%
Financials	11.57%
Industrials	11.45%
Health Care	8.32%
REIT	7.42%
Materials	6.46%
Consumer Staples	5.39%
Utilities	4.51%
Money Market Funds	3.53%
Energy	3.22%
Consumer Discretionary	21.27%

TOTAL RETURNS: JUNE 30, 2018 (d)
	YTD 2018	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP(a)
ANCORA/THELEN SMALL-MID CAP FUND - I (b)	4.24%	13.52%	9.16%	10.70%	12.06%
ANCORA/THELEN SMALL-MID CAP FUND - S (b)	4.35%	13.82%	9.49%	N/A	8.66%
RUSSELL 2500 INDEX(c)	5.46%	16.24%	10.30%	12.29%	14.07%

a)

Inception data reflects the total return since 01/02/13 for Class I and Russell 2500 Index and 06/19/2015 for Class S.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell 2500 Index, an unmanaged index, consists of 2500 stocks chosen for market size, liquidity, and industry group representation. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this Index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA/THELEN SMALL-MID CAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment

Ancora\Thelen Small-Mid Cap Fund- Class I
Russell 2500
in $1,000's
2,400
2,200
2,000
1,800
1,600
1,400
1,200
1,000
Incep *
Feb-13
Apr-13
Jun-13
Aug-13
Oct-13
Dec-13
Feb-14
Apr-14
Jun-14
Aug-14
Oct-14
Dec-14
Feb-15
Apr-15
Jun-15
Aug-15
Oct-15
Dec-15
Feb-16
Apr-16
Jun-16
Aug-16
Oct-16
Dec-16
Feb-17
Apr-17
Jun-17
Aug-17
Oct-17
Dec-17
Feb-18
Apr-18
Jun-18

* Inception: 1/2/13

The chart above assumes an initial investment of $1,000,000 made on January 2, 2013 (commencement of Fund operations) and held through June 30, 2018. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Common Stocks - 96.64%

Aerospace & Defense - 1.76%
BWX Technologies, Inc. (a)	32,000	$ 1,994,240
		1,994,240
Banks - 0.57%
HarborOne Bancorp, Inc.	34,329	650,191
		650,191
Building Products - 2.39%
Armstrong Flooring, Inc. Common (a)	79,038	1,109,694
Masco Corporation (a)	42,840	1,603,072
		2,712,766
Capital Markets - 1.19%
Greenhill & Co, Inc. (a)	47,310	1,343,604
		1,343,604
Chemicals - 5.88%
GCP Applied Technologies Inc.	56,248	1,628,380
Ingevity Corporation Common Stock	1	81
Platform Specialty Products Corporation	238,120	2,762,192
Rayonier Advanced Materials, Inc. (a)	111,300	1,902,117
Tronox Limited (a)	18,900	371,951
		6,664,721
Commercial Services & Supplies - 3.79%
ACCO Brands Corp. (a)	154,151	2,134,991
Kimball International, Inc. (a)	27,790	449,086
Matthews International Corp. (a)	29,030	1,706,965
		4,291,042
Communications Equipment - 3.21%
Avaya Holdings Corp. (a)	123,980	2,489,518
TESSCO Technologies Incorporated (a)	66,678	1,153,530
		3,643,048
Consumer Finance - 1.26%
Ally Financial, Inc. (a)	54,284	1,426,041
		1,426,041
Diversified Financial Services - 4.59%
Cannae Holdings, Inc. (a)	101,777	1,887,963
Voya Financial, Inc. (a)	70,600	3,318,200
		5,206,163
Electrical Equipment - 1.26%
nVent Electric Plc.	56,970	1,429,947
		1,429,947
Electrical Equipment, Instruments & Comp - 1.26%
Kimball Electronics, Inc.	57,060	1,044,198
PCM, Inc.	25,620	388,143
		1,432,341

See accompanying notes which are an integral part of the financial statements

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Equity Real Estate Investment Trusts - 7.8%
Cyrusone, Inc. (a)	12,450	$ 726,582
DDR Corp.	24,940	368,489
Independence Realty Trust, Inc. (a)	110,640	1,140,698
JBG SMITH Properties (a)	38,440	1,401,907
Park Hotels & Resorts Inc. Comm (a)	116,641	3,572,714
Retail Value, Inc. (a)	2,494	77,937
Sabra Healthcare REIT, Inc. (a)	71,460	1,552,826
		8,841,153
Food Products - 2.52%
Nomad Foods Ltd. (a)	113,212	2,172,538
TreeHouse Foods, Inc.	12,980	681,580
		2,854,118
Gas Utilities - 1.52%
ONE Gas, Inc. (a)	7,060	527,665
South Jersey Industries, Inc. (a)	35,720	1,195,548
		1,723,213
Health Care Equipment & Supplies - 3.82%
Utah Medical Products, Inc. (a)	10,394	1,144,899
Varex Imanging Corp. (a)	51,610	1,914,215
Varian Medical Systems, Inc. (a)	11,130	1,265,704
		4,324,818
Health Care Providers & Services - 3.08%
BioTelemetry, Inc. (a)	34,960	1,573,200
Corvel Corp. (a)	13,995	755,730
Henry Schein, Inc.	16,000	1,162,240
		3,491,170
Health Care Technology - 1.41%
Allscripts Healthcare Solutions, Inc. (a)	58,350	700,200
Simulations Plus, Inc. (a)	40,295	896,564
		1,596,764
Hotels, Restaurants & Leisure - 8.43%
Caesars Entertainment Corp	202,827	2,170,249
DineEquity, Inc. (a)	18,220	1,362,856
Eldorado Resorts, Inc.	39,339	1,538,155
J. Alexander's Holdings, Inc. C (a)	130,653	1,456,781
Potbelly Corp.	27,480	355,866
Wyndham Destinations, Inc. (a)	33,130	1,466,665
Wyndham Worldwide Corp.	20,440	1,202,485
		9,553,057
Household Durables - 0.55%
Hamilton Beach Brands Holding Company (a)	21,303	618,852
		618,852

See accompanying notes which are an integral part of the financial statements

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Household Products - 2.3%
Energizer Holdings Inc. (a)	41,495	$ 2,612,525
		2,612,525
IT Services - 7.56%
Black Knight, Inc. (a)	20,840	1,115,982
Conduent Inc. (a)	176,080	3,199,374
Leidos Holdings, Inc. (a)	30,086	1,775,074
Perspecta, Inc (a)	99,320	2,041,026
Startek	70,077	440,784
		8,572,240
Independent Power and Renewable - 2.98%
Vistra Energy Corp.	142,870	3,380,304
		3,380,304
Insurance - 1.16%
Brighthouse Financial, Inc.	32,920	1,319,104
		1,319,104
Internet & Catalog Retail - 4.34%
GCI Liberty, Inc. Class A	74,511	3,358,956
Qurate Retail, Inc.	73,613	1,562,068
		4,921,024
Internet Software & Services - 2.54%
Cars.com Inc.	58,157	1,651,077
Points International Ltd	53,227	876,116
Telaria, Inc.	86,881	350,999
		2,878,192
Machinery - 2.03%
Pentair plc (a)	14,940	628,675
SPX Corporation	47,748	1,673,567
		2,302,242
Media - 4.44%
Altice USA, Inc.	30,970	528,348
Liberty Braves Series C (a)	52,949	1,369,261
Liberty SiriusXM Series C (a)	35,860	1,626,610
Marchex. Inc. (a)	150,880	461,693
TRONC Incorporated	60,907	1,052,473
		5,038,385
Metals & Mining- 0.57%
SunCoke Energy Inc.	47,973	642,838
		642,838
Oil, Gas & Consumable Fuels - 3.21%
Arch Coal, Inc. (a)	10,970	860,377
CONSOL Energy, Inc.	19,082	731,795
Consol Energy, Inc. (a)	65,370	1,162,279
Midstates Petroleum Company, Inc. (a)	65,303	888,774
		3,643,225

See accompanying notes which are an integral part of the financial statements

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Personal Products - 0.56%
Edgewell Personal Care Company	12,590	$ 635,291
		635,291
Semiconductors & Semiconductor Equipment - 1.83%
Versum Materials, Inc. (a)	55,803	2,073,082
		2,073,082
Specialty Retail - 3.97%
Barnes & Noble Education, Inc C	158,960	896,534
DSW, Inc. (a)	46,780	1,207,860
Guess, Inc. (a)	30,097	644,076
Kirkland's, Inc. (a)	62,260	724,706
Roots Corporation	51,360	416,227
The Buckle, Inc. (a)	22,855	614,800
		4,504,203
Thrifts & Mortgage Finance - 2.65%
Columbia Financial, Inc.	50,921	842,743
Kearny Financial Corp. (a)	151,425	2,016,141
TFS Financial Corp.	8,847	139,517
		2,998,401
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Company	26,677	226,755
		226,755

TOTAL COMMON STOCKS (Cost $92,276,040)		109,545,060

Money Market Funds - 3.53%
First American Funds Government Obligation Class Y 0.89% (b)	3,997,788	3,997,788
		3,997,788

TOTAL MONEY MARKET FUNDS (Cost $3,997,788)		3,997,788

TOTAL INVESTMENTS (Cost $96,273,828) 100.17%		113,542,848

Liabilities In Excess of Other Assets - (0.17)%		(188,589)

TOTAL NET ASSETS - 100.00%		$113,354,259

See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) The coupon rate shown represents the 7-day yield as of June 30, 2018.

ANCORA MICROCAP FUND

INVESTMENT OBJECTIVE:

THE ANCORA MICROCAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Michael Santelli

Managing Director – Microcap Equities, Ancora Advisors

_________________________

NET ASSETS:

$24.7 MILLION*

_________________________

INCEPTION DATE:

SEPTEMBER 2, 2008

_________________________

TICKERS:

CLASS I – ANCIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

* As of  June 30, 2018

TOP HOLDINGS: JUNE 30, 2018 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y	8.89%
Lakeland Industries, Inc.	3.02%
FreightCar America, Inc.	2.20%
Richardson Electronics Ltd.	2.15%
Houston Wire & Cable Co.	2.01%
Vaalco Energy, Inc.	1.98%
Perma-Fix Environmental Services, Inc.	1.84%
MVC Capital, Inc.	1.79%
Civeo Corp.	1.79%
Northwest Pipe Co.	1.74%

SECTOR DIVERSIFICATION: JUNE 30, 2018 (d)
NAME	% OF TOTAL INVESTMENTS
Industrials	23.45%
Information Technology	18.87%
Consumer Discretionary	14.46%
Financials	11.96%
Money Market Funds	8.90%
Energy	8.29%
Health Care	5.63%
Materials	4.28%
Consumer Staples	3.19%
Telecommunication Services	0.97%

TOTAL RETURNS: JUNE 30, 2018 (d)
	YTD 2018	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP(a)
ANCORA MICROCAP FUND - I(b)	6.17%	13.07%	9.61%	12.40%	11.11%
RUSSELL MICROCAP INDEX(c)	10.71%	20.21%	10.49%	12.78%	10.02%

a)

Inception data reflects the annualized return since 09/02/08.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell Microcap Index measures the performance of the Microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the small-cap Russell 2000 Index based on a combination of their market cap and current index membership. If you were to purchase the securities that make up this index, your return would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672

ANCORA MICROCAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment

Ancora MicroCap Fund - Class I
Russell Microcap Index
3,000
2,500
2,000
1,500
1,000
500
in $1,000's
Incep *
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14
Dec-14
Jun-15
Dec-15
Jun-16
Dec-16
Jun-17
Dec-17
Jun-18

* Inception: 9/2/08

The chart above assumes an initial investment of $1,000,000 made on September 2, 2008 (commencement of Fund operations) and held through June 30, 2018. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Common Stocks - 91.18%

Aerospace & Defense - 1.61%
Arotech Corp.	66,406	$ 249,022
CPI Aerostructures, Inc.	14,065	147,683
		396,705
Auto Components - 1.68%
Shiloh Industries, Inc.	23,912	208,034
Unique Fabricating, Inc. (a)	23,618	206,421
		414,455
Banks - 2.69%
Banc of California, Inc. (a)	7,205	140,858
First Internet Bancorp. (a)	2,624	89,478
Meridian Bank	6,928	126,020
MidSouth Bancorp Inc. (a)	23,360	309,520
		665,876
Biotechnology - 0.28%
Applied Genetic Technologies Corp.	18,437	68,217
		68,217
Building Products - 1.12%
Armstrong Flooring, Inc. Common	19,665	276,097
		276,097
Capital Markets - 4.49%
COWEN, Inc.	24,029	332,802
MVC Capital, Inc. (a)	46,617	442,862
180 Degree Capital Corp.	144,604	334,035
		1,109,699
Chemicals - 1.68%
Landec Corp.	27,790	414,071
		414,071
Commercial Services & Supplies - 4.21%
Civeo Corp.	101,409	442,143
Command Security Corporation	27,218	42,188
HC2 Holdings, Inc.	17,400	101,790
Perma-Fix Environmental Services, Inc.	101,084	454,878
		1,040,999
Communications Equipment - 1.43%
Aviat Networks, Inc. (a)	15,713	257,222
Communications Systems, Inc. (a)	25,075	95,536
		352,758
Construction & Engineering - 3.74%
Northwest Pipe Co.	22,167	429,375
Orion Group Holdings Inc.	39,642	327,443
Sterling Construction Co., Inc.	12,790	166,653
		923,471
Consumer Discretionary - 0.42%
Fred's, Inc. (a)	45,186	103,024
		103,024
Distributors - 1.74%
VOXX International Corp. Class A (a)	79,485	429,219
		429,219

See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Diversified Financial Services - 2.06%
Pico Holdings, Inc. (a)	33,797	$ 393,735
TIPTREE, Inc. (a)	16,927	115,104
		508,839
Diversified Telecommunications - 0.97%
Alaska Communications Systems Group, Inc. (a)	135,420	239,693
		239,693
Electrical Equipment - 1.33%
Powell Industries, Inc.	9,449	329,109
		329,109
Electronic Equipment, Instruments & Components - 7.1%
Electro Scientific Industries, Inc. (a)	9,617	151,660
Iteris, Inc. (a)	21,626	104,670
Key Tronic Corporation	42,333	320,884
Mace Security International, Inc. (a)(d)(e)(f)	144,083	53,311
Maxwell Technologies, Inc. (a)	60,968	317,034
Perceptron, Inc. (a)	14,409	152,015
Radisys Corp. (a)	176,489	123,383
Richardson Electronics Ltd.	54,472	530,557
		1,753,514
Energy Equipment & Services - 5.57%
CARBO Ceramics, Inc.	39,133	358,850
Dawson Geophysical Co. (a)	37,180	293,722
ERA Group, Inc.	5,738	74,307
Geospace Technologies Corp.	6,343	89,183
Gulf Island Fabrication Inc.	39,733	357,597
Mitcham Industries, Inc.	50,225	201,904
		1,375,563
Food Products - 1.51%
Coffee Holding Company, Inc. (a)	69,160	373,464
		373,464
Health Care Equipment & Supplies - 4%
Digirad Corp. (a)	208,023	322,436
Invacare Corp. (a)	19,212	357,343
RTI Biologics, Inc. Com (a)	67,239	309,299
		989,078
Health Care Providers & Services - 0.51%
InfuSystem Holdings Inc.	35,572	126,281
		126,281
Hotels, Restaurants & Leisure - 0.65%
Dover Downs Gaming & Entertainment, Inc. (a)	12,720	22,642
Luby's, Inc. (a)	52,911	137,039
		159,681
Household Durables - 1.91%
Emerson Radio Corp. (a)	111,713	163,101
Natuzzi SpA ADR (a)(c)	128,094	203,669
HG Holdings, Inc. (a)	162,956	105,921
		472,691
IT Services - 0.71%
Computer Task Group Inc.	22,728	175,915
		175,915

See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Insurance - 3.19%
Blue Capital Reinsurance Holdings (a)	32,556	$ 359,744
Hallmark Financial Services, Inc.	9,843	98,233
United Insurance Holdings Corp. (a)	16,810	329,140
		787,117
Internet & Direct Marketing Retail - 1.16%
EVINE Live Inc.	232,599	286,097
		286,097
Internet Software & Services - 4.12%
Autoweb, Inc. (a)	32,600	147,352
Liquidity Services, Inc. (a)	27,864	182,509
Realnetworks, Inc. (a)	109,265	404,280
Synacor, Inc.	141,842	283,684
		1,017,825
Leisure Products - 2.02%
Callaway Golf Co. (a)	5,080	96,368
Clarus Corp.	36,501	301,133
Jakks Pacific, Inc. (a)	30,973	101,437
		498,938
Life Sciences Tools & Services - 0.67%
Harvard Bioscience, Inc. (a)	30,982	165,754
		165,754
Machinery - 5.87%
FreightCar America, Inc.	32,396	543,929
Graham Corporation (a)	9,700	250,357
LB Foster Co. - Class A	14,889	341,703
Perma Pipe Holdings Inc.	16,810	157,173
STARRETT L S Co.	24,463	156,563
		1,449,725
Marine - 0.31%
Eagle Bulk Shipping Inc.	14,277	77,666
		77,666
Media - 0.46%
Salem Communications Corp. (a)	22,180	114,227
		114,227
Metals & Mining- 4.28%
Ampco-Pittsburgh Corp.	17,831	182,768
Endeavour Silver Corp. (a)	94,106	293,611
Olympic Steel Inc. (a)	9,965	203,386
Universal Stainless & Alloy Products, Inc. (a)	15,989	378,460
		1,058,225
Oil, Gas & Consumable Fuels - 2.92%
Adams Resources & Energy, Inc. (a)	5,359	230,437
Vaalco Energy, Inc. (a)	179,815	490,895
		721,332
Professional Services - 1.66%
Acacia Research Corporation (a)	98,939	410,597
		410,597

See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Semiconductors & Semiconductor Equipment - 2.09%
Amtech Systems, Inc. (a)	33,358	$ 201,816
Axcelis Technologies, Inc. (a)	3,047	60,331
AXT, Inc. (a)	35,907	253,144
		515,291
Software - 2.37%
Allot Communications Ltd. (a)	30,978	166,042
Rubicon Project, Inc.	47,559	135,543
Telenav, Inc. (a)	50,739	284,138
		585,723
Specialty Retail - 0.84%
Christopher & Banks Corp.	79,249	74,494
TravelCenters of America LLC (a)	15,366	53,781
Tandy Leather Factory, Inc. (a)	10,237	79,849
		208,124
Technology Harware, Storage & Peripheral - 1.07%
INTEVAC, Inc.	54,414	263,908
		263,908
Textiles, Apparel & Luxury Goods - 3.64%
Lakeland Industries, Inc. (a)	52,783	746,879
Movado Group, Inc.	3,155	152,387
		899,266
Thrifts & Mortgage Finance - 1.12%
Trustco Bank Corp.	31,218	277,840
		277,840
Trading Companies & Distributors - 2.01%
Houston Wire & Cable Company	58,427	496,629
		496,629

TOTAL COMMON STOCKS (Cost $19,681,527)		22,532,703

Money Market Funds - 8.9%
First American Funds Government Obligation Class Y 0.89% (b)	2,198,859	2,198,859
		2,198,859

TOTAL MONEY MARKET FUNDS (Cost $2,198,859)		2,198,859

TOTAL INVESTMENTS (Cost $21,880,386) 100.08%		24,731,562

Liabilities In Excess of Other Assets - (0.08)%		(20,552)

TOTAL NET ASSETS - 100.00%		$24,711,010

 See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) The coupon rate shown represents the 7-day yield as of June 30, 2018.

(c) ADR - American Depository Receipt

(d) A Portfolio Manager of the Adviser serves on the Board of Directors of this company and may receive fees for service as Director.

(e) A former Portfolio Manager of this Fund, that currently acts as a consultant to the Adviser, serves on the Board of Directors for this company and may receive fees for service as Director.

(f) Adviser owns more than 5% of the outstanding voting shares of the company.

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA SPECIAL OPPORTUNITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, THROUGH A COMBINATION OF INCOME AND CAPITAL APPRECIATION IN THE VALUE OF ITS SHARES.

PORTFOLIO MANAGER:

Richard A. Barone

Portfolio Manager, Ancora Advisors

_________________________

NET ASSETS:

$17.6 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS I – ANSIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

* As of June 30, 2018

TOP HOLDINGS: JUNE 30, 2018 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y	15.28%
Mace Security International, Inc.	5.26%
Dividend and Income Fund	4.06%
Enphase Energy, Inc.	3.83%
Virtus Investment Partners, Inc. 7.25% 02/01/20	3.11%
Southwestern Energy Co.	3.01%
Boulder Growth & Income Fund, Inc.	2.92%
Platform Specialty Products Corporation	2.64%
Gabelli Global Deal Fund	2.61%
Regions Financial Corp.	2.53%

SECTOR DIVERSIFICATION: JUNE 30, 2018 (d)
NAME	% OF TOTAL INVESTMENTS
Financials	20.51%
Industrials	16.13%
Money Market Funds	15.50%
Investment Companies	15.42%
Information Technology	12.06%
Health Care	5.72%
Consumer Discretionary	4.65%
Preferred Stock	3.16%
Energy	3.06%
Materials	2.68%
Consumer Staples	1.11%

TOTAL RETURNS: JUNE 30, 2018 (d)
	YTD 2018	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS	SINCE INCEP(a)
ANCORA SPECIAL OPP - I(b)	4.41%	11.70%	10.03%	9.50%	10.17%	7.31%
WILSHIRE 5000 INDEX(c)	3.04%	14.66%	11.85%	13.36%	10.23%	8.81%

a)

Inception data reflects the annualized return since 01/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is Unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672

ANCORA SPECIAL OPPORTUNITY FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment

Ancora Special Opportunity Fund - Class I
Wilshire 5000 Index
in $1,000's
4,000
3,500
3,000
2,500
2,000
1,500
1,000
500
Incep *
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14
Dec-14
Jun-15
Dec-15
Jun-16
Dec-16
Jun-17
Dec-17
Jun-18

* Inception: 1/5/04

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2018. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Common Stocks - 63.05%

Aerospace & Defense - 3.22%
Astronics Corporation (a)	10,000	$ 359,700
Kratos Defense & Security Solutions, Inc. (a)	18,000	207,180
		566,880
Auto Components - 1.65%
Magna International Inc. (a)	5,000	290,650
		290,650
Banks - 2.53%
Regions Financial Corporation	25,000	444,500
		444,500
Biotechnology - 1.58%
Celgene Corp.	3,500	277,970
		277,970
Building Products - 1.9%
Alpha Pro Tech Ltd (a)	100,000	335,000
		335,000
Capital Markets - 9.33%
Brookfield Asset Management, Inc. (a)	5,000	202,700
Capitala Finance Corp (a)	45,000	373,500
Medallion Financial Corp.	70,000	383,600
Manning & Napier, Inc. (a)	125,000	387,500
MVC Capital, Inc. (a)	31,000	294,500
		1,641,800
Chemicals - 2.64%
Platform Specialty Products Corporation	40,000	464,000
		464,000
Construction & Engineering - 1.58%
Granite Construction Incorporated (a)	5,000	278,300
		278,300
Diversified Financial Services - 1.77%
Lincoln National Corporation (a)	5,000	311,250
		311,250
Electrical Equipment - 8.3%
Allied Motion Technologies Inc. (a)	5,000	239,400
Associated Capital Group, Inc. (a)	10,000	379,500
Capstone Turbine Corp. (a)	70,000	100,100
Enphase Energy, Inc.	100,000	673,000
Revolution Lighting Technologies, Inc. (a)	17,131	69,038
		1,461,038
Electronic Equipment, Instruments & Components - 7.05%
Iteris, Inc (a)	65,000	314,600
Mace Security International, Inc. (a)(c)(d)(f)	2,500,000	925,000
		1,239,600

See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Food Products - 1.09%
Nomad Foods Ltd.	10,000	$ 191,900
		191,900
Health Care Providers & Services - 0.76%
McKesson Corporation (a)	1,000	133,400
		133,400
IT Services - 4.63%
Conduent Inc.	5,000	90,850
Edgewater Technology Inc. (a) (e) (f)	12,000	65,040
First Data Corp	20,000	418,600
Xerox Corp. (a)	10,000	240,000
		814,490
Insurance - 1.28%
Genworth Financial, Inc. (a)	50,000	225,000
		225,000
Machinery - 3.08%
Mueller Water Products (a)	10,000	117,200
Rexnord Corp.	10,000	290,600
Xylem, Inc. (a)	2,000	134,760
		542,560
Media - 0.86%
Viacom, Inc. Class B (a)	5,000	150,800
		150,800
Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	-
		-
Oil, Gas & Consumable Fuels - 3.01%
Southwestern Energy Co.	100,000	530,000
		530,000
Pharmaceuticals - 3.3%
Merck & Co., Inc. (a)	5,000	303,500
Roche Holding Ltd.	10,000	276,300
		579,800
REIT Senior Securities - 1.27%
Apollo Investment Corp. (a)	40,000	222,800
		222,800
Specialty Retail - 1.01%
Office Depot, Inc. (a)	70,000	178,500
		178,500
Textiles, Apparel & Luxury Goods - 1.21%
Lakeland Industries, Inc. (a)	15,000	212,250
		212,250

TOTAL COMMON STOCKS (Cost $8,818,260)		11,092,488

See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Traditional Preferred - 3.11%
Virtus Investment Partners, Inc. 7.25 02/01/20 (a)	5,000	$ 547,750
		547,750

TOTAL TRADITIONAL PREFERRED (Cost $475,317)		547,750

Investment Companies - 17.33%
Boulder Growth & Income Fund, Inc.	50,000	514,000
Dividend and Income Fund	58,000	715,140
Equus Total Return, Inc.	140,000	330,400
Gabelli Global Deal Fund	50,000	459,000
The Gabelli Healthcare & Wellness Trust	40,000	400,800
MFS Intermediate Income Trust	10,000	38,600
Special Opportunities Fund, Inc.	15,000	225,300
Liberty All Star Equity Fund	50,000	320,000
		3,003,240

TOTAL INVESTMENT COMPANIES (Cost $2,532,964)		3,003,240

Money Market Funds - 15.28%
First American Funds Government Obligation Class Y 0.89% (b)	2,687,511	2,687,511
		2,687,511

TOTAL MONEY MARKET FUNDS (Cost $2,687,511)		2,687,511

TOTAL INVESTMENTS (Cost $14,514,052) 98.51%		17,330,989

Other Assets In Excess of Liabilities - 1.49%		262,347

TOTAL NET ASSETS - 100.00%		$ 17,593,336

See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) The coupon rate shown represents the 7-day yield as of June 30, 2018.

(c) The Portfolio Manager of this Fund serves on the Board of Directors for this company and may receive fees for service as Director.

(d) A former Portfolio Manager of the MicroCap Fund, that currently acts as a consultant to the Adviser, serves on the Board of Directors for this company and may receive fees for service as Director.

(e) The CEO of the Adviser serves on the Board of Directors for this company and may receive fees for service as Director.

(f) Adviser owns more than 5% of the outstanding voting shares of the company.

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2018 (UNAUDITED)

	Ancora Income Fund	Ancora/ Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund

Assets
Investments in securities:
At Cost	$ 29,510,976	$ 96,273,828	$21,833,626	$ 13,478,969
At Fair Value	$ 29,569,777	$113,542,848	$24,678,251	$ 16,340,949

Investments in Affiliated Securities:
At Cost	$ -	$ -	$ 46,760	$ 1,035,083
At Fair Value	$ -	$ -	$ 53,311	$ 990,040

Cash	-	-	500	-
Dividends and interest receivable	93,033	153,219	16,843	16,898
Receivable for investments sold	-	221,966	42,053	422,623
Shareholder subscription receivable	1,763	270,886	7,018	422
Prepaid expenses	7,849	19,223	7,713	5,238
Total assets	29,672,422	114,208,142	24,805,689	17,776,170

Liabilities
Payable for investments purchased	-	726,658	58,089	154,127
Shareholder redemptions payable	-	8,730	-	-
Payable to advisor	25,050	92,157	20,670	14,729
Administration fees payable	2,513	9,377	2,067	1,473
Shareholder servicing fees payable	245	803	205	146
Trustee fees payable	33	1,481	316	294
Accrued expenses	10,691	14,677	13,332	12,065
Total liabilities	38,532	853,883	94,679	182,834

Net Assets:	$ 29,633,890	$113,354,259	$24,711,010	$ 17,593,336
(unlimited number of shares authorized, no par value)

Net Assets consist of:
Paid in capital	29,687,477	89,350,135	19,847,162	13,950,444
Accumulated undistributed net investment income (loss)	(130,257)	172,672	(71,628)	(31,536)
Accumulated net realized gain (loss) on:
Investment securities	17,869	6,562,432	2,084,300	857,491
Net unrealized appreciation (depreciation) on:
Investment securities	58,801	17,269,020	2,851,176	2,816,937

Net Assets	$ 29,633,890	$113,354,259	$24,711,010	$ 17,593,336

Class I:

Net assets applicable to Class I shares	$ 29,633,890	$ 96,671,143	$24,711,010	$ 17,593,336

Shares outstanding (unlimited number of shares	3,754,592	5,964,417	1,651,314	2,250,328
authorized, no par value)

Net asset value, offering price, and	$ 7.89	$ 16.21	$ 14.96	$ 7.82
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 7.73	$ 15.89	$ 14.66	$ 7.66

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2018 (UNAUDITED)

(CONTINUED)	Ancora Income Fund	Ancora/ Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund

Class S:

Net assets applicable to Class S shares		$ 16,683,116

Shares outstanding (unlimited number of shares		1,008,844
authorized, no par value)

Net asset value, offering price, and		$ 16.54
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)		$ 16.21

See accompanying notes which are an integral part of the financial statements

(a) The Funds will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – For the six months ended June 30, 2018 (UNAUDITED)

	Ancora Income Fund	Ancora/ Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund

Investment Income
Dividend income (Net of foreign taxes withheld $0, $0, $0, and $608, respectively)	$ 723,908	$ 680,526	$ 83,589	$ 90,300
Dividend income from Affiliates	-	-	-	-
Interest income	30,103	27,946	15,075	9,601
Total Income	754,011	708,472	98,664	99,901

Expenses
Investment advisor fee	154,461	520,905	117,097	85,450
Servicing account expenses
Class I	1,545	4,561	1,171	854
Fund accounting expenses	14,006	23,135	10,046	10,046
Transfer agent expenses	3,875	3,875	3,875	3,875
Legal expenses	6,019	6,213	5,911	6,642
Administration expenses	15,446	52,090	11,710	8,545
Insurance expenses	3,176	3,176	3,176	3,576
Custodian expenses	3,232	7,174	3,696	3,342
Auditing expenses	5,795	5,751	4,312	4,312
Printing expenses	1,596	1,156	881	916
Trustees expenses	2,483	8,731	2,066	1,694
Miscellaneous expenses	1,114	3,278	1,826	1,378
Registration expenses	4,125	18,311	4,525	807
Total Expenses	216,873	658,356	170,292	131,437
Waived Fees	(18,390)	(16,892)	-	-
Net Operating Expenses	198,483	641,464	170,292	131,437

Net Investment Income (Loss)	555,528	67,008	(71,628)	(31,536)

Net Realized & Unrealized Gains (Loss)
Net realized gain on unaffiliated investment securities	61,410	6,073,266	1,372,320	738,632
Net realized gain on affiliated investment securities	-	-	-	-
Capital gain distributions from investment companies	53,130	37,355	-	76,046
Net Change in unrealized appreciation on unaffiliated investment securities	(863,932)	(2,027,796)	128,971	6,009
Net Change in unrealized appreciation on affiliated investment securities	-	-	(1,758)	(40,340)
Net realized and unrealized gain on investment securities	(749,392)	4,082,825	1,499,533	780,347
Net increase (decrease) in net assets resulting from operations	$(193,864)	$4,149,833	$1,427,905	$ 748,811

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Income Fund

	(Unaudited) Six Months Ended June 30, 2018	Year Ended December 31, 2017

Increase in Net Assets from Operations
Net investment income	$ 555,528	$ 1,266,732
Net realized gain (loss) on unaffiliated investment securities	61,410	284,065
Net realized gain on affiliated investment securities	-	-
Capital gain distributions from investment companies	53,130	7,727
Change in net unrealized appreciation on unaffiliated investment securities	(863,932)	745,678
Net increase in net assets resulting from operations	(193,864)	2,304,202

Distributions
From net investment income, Class C	-	(80,197)
From net investment income, Class I	(685,785)	(1,186,535)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class I	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class I	-	(261,699)
From return of capital, Class C	-	(114,942)
From return of capital, Class I	(301,240)	(446,633)
Total distributions	(987,025)	(2,090,006)

Capital Share Transactions - Class C
Proceeds from sale of shares	-	1,270,473
Shares issued in reinvestment of dividends	-	65,736
Shares redeemed	-	(13,901,071) (a)
	-	(12,564,862)
Capital Share Transactions - Class I
Proceeds from sale of shares	1,902,784	20,651,918 (a)
Shares issued in reinvestment of dividends	663,437	1,157,868
Shares redeemed	(4,917,175)	(8,451,115)
	(2,350,954)	13,358,671
Net increase (decrease) in net assets resulting
from capital share transactions	(2,350,954)	793,809

Total increase (decrease) in net assets	(3,531,843)	1,008,005

Net Assets
Beginning of period	$ 33,165,733	$ 32,157,728
End of period	$ 29,633,890	$ 33,165,733
Accumulated undistributed net investment loss	$ (130,257)	$ -

Capital Share Transactions - C Shares
Shares sold	-	155,717
Shares issued in reinvestment of distributions	-	8,079
Shares repurchased	-	(1,696,226) (a)
Net decrease from capital share transactions	-	(1,532,430)

Capital Share Transactions - I Shares
Shares sold	238,674	2,484,102 (a)
Shares issued in reinvestment of distributions	83,581	140,211
Shares repurchased	(616,745)	(1,020,506)
Net increase (decrease) from capital share transactions	(294,490)	1,603,807

See accompanying notes which are an integral part of the financial statements

(a) For period January 1, 2017 through June 28, 2017. Class C merged into Class I on June 28, 2017.    The amount of $11,249,911 and 1,371,459 shares were exchanged from Class C to Class I for 1,349,881 shares.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora/Thelen Small-Mid Cap Fund

	(Unaudited) Six Months Ended June 30, 2018	Year Ended December 31, 2017

Increase in Net Assets from Operations
Net investment income	$ 67,008	$ 391,718
Net realized gain on unaffiliated investment securities	6,073,266	6,241,479
Net realized gain on affiliated investment securities	-	-
Capital gain distributions from investment companies	37,355	28,147
Change in net unrealized appreciation on unaffiliated investment securities	(2,027,796)	7,220,022
Net increase in net assets resulting from operations	4,149,833	13,881,366

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	(234,056)
From net investment income, Class S	-	(51,998)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class I	-	(1,075,424)
From short-term capital gains, Class S	-	(110,294)
From long-term capital gains, Class C	-	-
From long-term capital gains, Class I	-	(4,608,990)
From long-term capital gains, Class S	-	(472,692)
From return of capital, Class C	-	-
From return of capital, Class I	-	-
From return of capital, Class S	-	-
Total distributions	-	(6,553,454)

Capital Share Transactions - Class C
Proceeds from sale of shares	-	933
Shares issued in reinvestment of dividends	-	-
Shares redeemed	-	(968,954) (a)
	-	(968,021)
Capital Share Transactions - Class I
Proceeds from sale of shares	13,356,975	17,959,260 (a)
Shares issued in reinvestment of dividends	-	4,559,822
Shares redeemed	(4,692,704)	(6,404,581)
	8,664,271	16,114,501
Capital Share Transactions - Class S
Proceeds from sale of shares	7,599,549	426,083
Shares issued in reinvestment of dividends	-	634,984
Shares redeemed	(213,076)	(271,506)
	7,386,473	789,561
Net increase in net assets resulting
from capital share transactions	16,050,744	15,936,041

Total increase in net assets	20,200,577	23,263,953

Net Assets
Beginning of period	$ 93,153,682	$ 69,889,729
End of period	$ 113,354,259	$ 93,153,682
Accumulated undistributed net investment income	$ 172,672	$ 105,664

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

(CONTINUED)	Ancora/Thelen Small-Mid Cap Fund

	(Unaudited) Six Months Ended June 30, 2018	Year Ended December 31, 2017

Capital Share Transactions - C Shares
Shares sold	-	66
Shares issued in reinvestment of distributions	-	-
Shares repurchased	-	(67,983) (a)
Net decrease from capital share transactions	-	(67,917)

Capital Share Transactions - I Shares
Shares sold	836,993	1,156,537 (a)
Shares issued in reinvestment of distributions	-	291,549
Shares repurchased	(292,635)	(421,259)
Net increase from capital share transactions	544,358	1,026,827

Capital Share Transactions - S Shares
Shares sold	463,836	26,717
Shares issued in reinvestment of distributions	-	39,861
Shares repurchased	(13,137)	(17,000)
Net increase from capital share transactions	450,699	49,578

See accompanying notes which are an integral part of the financial statements

(a) For period January 1, 2017 through June 28, 2017. Class C merged into Class I on June 28, 2017. The amount of $901,741 and 63,265 shares were exchanged from Class C to Class I for 61,655 shares.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora MicroCap Fund

	(Unaudited) Six Months Ended June 30, 2018	Year Ended December 31, 2017

Increase in Net Assets from Operations
Net investment loss	$ (71,628)	$ (199,547)
Net realized gain on unaffiliated investment securities	1,372,320	2,270,279
Net realized gain from in-kind redemptions (Note 5)	-	15,909
Net realized gain on affiliated investment securities	-	(7,160)
Capital gain distributions from investment companies	-	-
Capital gain distributions from affiliated investment securities	-	-
Change in net unrealized appreciation on unaffiliated investment securities	128,971	1,154,576
Change in net unrealized appreciation on affiliated investment securities	(1,758)	2,859
Net increase in net assets resulting from operations	1,427,905	3,236,916

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	(3,955)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class I	-	(57,397)
From long-term capital gains, Class C	-	-
From long-term capital gains, Class I	-	(1,530,515)
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	-	(1,591,867)

Capital Share Transactions - Class C
Proceeds from sale of shares	-	25,933
Shares issued in reinvestment of dividends	-	-
Shares redeemed	-	(1,027,651) (a)
	-	(1,001,718)
Capital Share Transactions - Class I
Proceeds from sale of shares	2,284,370	5,398,175 (a)
Shares issued in reinvestment of dividends	-	1,572,847
Shares redeemed	(1,023,819)	(2,755,750)
	1,260,551	4,215,272
Net increase in net assets resulting
from capital share transactions	1,260,551	3,213,554

Total increase in net assets	2,688,456	4,858,603

Net Assets
Beginning of period	$ 22,022,554	$ 17,163,951
End of period	$ 24,711,010	$ 22,022,554
Accumulated undistributed net investment income (loss)	$ (71,628)	$ -

Capital Share Transactions - C Shares
Shares sold	-	2,107
Shares issued in reinvestment of distributions	-	-
Shares repurchased	-	(83,475) (a)
Net decrease from capital share transactions	-	(81,368)

Capital Share Transactions - I Shares
Shares sold	159,656	385,614 (a)
Shares issued in reinvestment of distributions	-	111,234
Shares repurchased	(71,912)	(192,094)
Net increase from capital share transactions	87,744	304,754

See accompanying notes which are an integral part of the financial statements

(a) For period January 1, 2017 through June 28, 2017. Class C merged into Class I on June 28, 2017.    The amount of $957,703 and 77,776 shares were exchanged from Class C to Class I for 71,753 shares.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Special Opportunity Fund

	(Unaudited) Six Months Ended June 30, 2018	Year Ended December 31, 2017

Increase in Net Assets from Operations
Net investment loss	$ (31,536)	$ (56,053)
Net realized gain on unaffiliated investment securities	738,632	877,432
Net realized gain (loss) on affiliated investment securities	-	-
Capital gain distributions from investment companies	76,046	124,979
Change in net unrealized appreciation on unaffiliated investment securities	6,009	1,353,242
Change in net unrealized appreciation on affiliated investment securities	(40,340)	(84,620)
Net increase in net assets resulting from operations	748,811	2,214,980

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	-
From short-term capital gains, Class C	-	-
From short-term capital gains, Class I	-	(365,886)
From long-term capital gains, Class C	-	-
From long-term capital gains, Class I	-	(656,696)
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	-	(1,022,582)

Capital Share Transactions - Class C
Proceeds from sale of shares	-	135,833
Shares issued in reinvestment of dividends	-	-
Shares redeemed	-	(11,933,359) (a)
	-	(11,797,526)
Capital Share Transactions - Class I
Proceeds from sale of shares	431,078	13,351,701 (a)
Shares issued in reinvestment of dividends	-	471,604
Shares redeemed	(696,708)	(1,375,422)
	(265,630)	12,447,883
Net increase (decrease) in net assets resulting
from capital share transactions	(265,630)	650,357

Total increase in net assets	483,181	1,842,755

Net Assets
Beginning of period	$ 17,110,155	$ 15,267,400
End of period	$ 17,593,336	$ 17,110,155
Accumulated undistributed net investment income (loss)	$ (31,536)	$ -

Capital Share Transactions - C Shares
Shares sold	-	20,682
Shares issued in reinvestment of distributions	-	-
Shares repurchased	-	(1,826,112) (a)
Net decrease from capital share transactions	-	(1,805,430)

Capital Share Transactions - I Shares
Shares sold	57,176	1,854,659 (a)
Shares issued in reinvestment of distributions	-	62,797
Shares repurchased	(90,961)	(183,647)
Net increase (decrease) from capital share transactions	(33,785)	1,733,809

See accompanying notes which are an integral part of the financial statements

(a) For period January 1, 2017 through June 28, 2017. Class C merged into Class I on June 28, 2017.    The amount of $11,628,713 and 1,779,683 shares were exchanged from Class C to Class I for 1,622,087 shares.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund
	(Unaudited) Six Months Ended 6/30/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013

CLASS I SHARES (Formerly Class D)
Selected Per Share Data
Net asset value, beginning of period	$ 8.19	$ 8.13	$ 8.15	$ 8.44	$ 8.12	$ 8.98

Income from investment operations
Net investment income (a)	0.14	0.31	0.33	0.34	0.33	0.32
Net realized and unrealized gain (loss)	(0.18)	0.26	0.17	(0.06)	0.60	(0.55)
Total from investment operations	(0.04)	0.57	0.50	0.28	0.93	(0.23)

Less Distributions to shareholders:
From net investment income	(0.18)	(0.32)	(0.31)	(0.35)	(0.52)	(0.36)
From net realized gain	-	(0.07)	(0.04)	(0.08)	(0.03)	-
From return of capital	(0.08)	(0.12)	(0.17)	(0.14)	(0.06)	(0.27)
Total distributions	(0.26)	(0.51)	(0.52)	(0.57)	(0.61)	(0.63)

Paid in capital from redemption fees	-	- (e)	- (e)	- (e)	-	-

Net asset value, end of period	$ 7.89	$ 8.19	$ 8.13	$ 8.15	$ 8.44	$ 8.12

Total Return (b)	(0.53)% (g)	7.14%	6.21%	3.41%	11.64%	(2.71)%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 29,634	$ 33,166	$ 19,880	$ 13,814	$ 11,574	$ 9,682
Ratio of expenses to average net assets (c)	1.29%(f)	1.28%	1.28%	1.28%	1.28%	1.29%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.40%(f)	1.41%	1.43%	1.42%	1.46%	1.45%
Ratio of net investment income (loss) to
average net assets (c) (d)	3.60%(f)	3.76%	4.04%	4.08%	3.88%	3.71%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	3.48%(f)	3.63%	3.90%	3.94%	3.70%	3.55%
Portfolio turnover rate	18.28%(g)	54.84%	76.34%	88.64%	104.56%	122.34%

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Amount is less than $0.005.

(f) Annualized

(g) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora/Thelen Small-Mid Cap Fund
	(Unaudited) Six Months Ended 6/30/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014	Period Ended 12/31/2013(g)

CLASS I SHARES
Selected Per Share Data
Net asset value, beginning of period	$ 15.55	$ 14.04	$ 12.06	$ 13.43	$ 13.19	$ 10.00

Income from investment operations
Net investment income (loss) (a)	0.01	0.07	0.00 (h)	0.01	0.14	(0.01)
Net realized and unrealized gain (loss)	0.65	2.61	2.00	(1.26)	0.69	3.41
Total from investment operations	0.66	2.68	2.00	(1.25)	0.83	3.40

Less Distributions to shareholders:
From net investment income	-	(0.05)	(0.02)	(0.01)	(0.14)	-
From net realized gain	-	(1.12)	-	(0.11)	(0.45)	(0.21)
From return of capital	-	-	-	-	-	-
Total distributions	-	(1.17)	(0.02)	(0.12)	(0.59)	(0.21)

Paid in capital from redemption fees	- (h)	- (h)	- (h)	- (h)	-	-

Net asset value, end of period	$ 16.21	$ 15.55	$ 14.04	$ 12.06	$ 13.43	$ 13.19

Total Return (b)	4.24% (f)	19.05%	16.58%	(9.30)%	6.22%	34.04% (f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 96,671	$ 84,308	$ 61,691	$ 51,236	$ 54,439	$ 43,787
Ratio of expenses to average net assets (c)	1.26% (e)	1.32%	1.32%	1.31%	1.32%	1.39% (e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.26% (e)	1.32%	1.32%	1.31%	1.32%	1.46% (e)
Ratio of net investment income (loss) to
average net assets (c) (d)	0.09% (e)	0.46%	0.03%	0.09%	1.07%	(0.09)% (e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	0.09% (e)	0.46%	0.03%	0.09%	1.07%	(0.17)% (e)
Portfolio turnover rate	26.08% (f)	60.96%	80.25%	57.12%	63.63%	46.72% (f)

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period January 2, 2013 (commencement of operations) through December 31, 2013.

(h) Amount is less than $0.005.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund
	(Unaudited) Six Months Ended 6/30/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013

CLASS I SHARES (Formerly Class D)
Selected Per Share Data
Net asset value, beginning of period	$ 14.09	$ 12.87	$ 11.20	$ 14.15	$ 13.99	$ 11.05

Income from investment operations
Net investment loss (a)	(0.04)	(0.14)	0.03	(0.12)	(0.04)	(0.08)
Net realized and unrealized gain (loss)	0.91	2.46	1.85	(1.09)	2.30	4.08
Total from investment operations	0.87	2.32	1.88	(1.21)	2.26	4.00

Less Distributions to shareholders:
From net investment income	-	- (c)	(0.03)	-	-	-
From net realized gain	-	(1.10)	(0.18)	(1.74)	(2.10)	(1.06)
Total distributions	-	(1.10)	(0.21)	(1.74)	(2.10)	(1.06)

Paid in capital from redemption fees	- (c)	- (c)	- (c)	- (c)	-	-

Net asset value, end of period	$ 14.96	$ 14.09	$ 12.87	$ 11.20	$ 14.15	$ 13.99

Total Return (b)	6.17% (f)	18.00%	16.73%	(8.61)%	16.21%	36.32%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 24,711	$ 22,023	$ 16,195	$ 14,665	$ 13,640	$ 11,136
Ratio of expenses to average net assets	1.45% (e)	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of expenses to average net assets
before waiver & reimbursement	1.45% (e)	1.60%	1.65%	1.60%	1.71%	1.83%
Ratio of net investment income (loss) to
average net assets	(0.61)% (e)	(0.98)%	0.28%	(0.90)%	(0.25)%	(0.58)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(0.61)% (e)	(0.98)%	0.22%	(0.90)%	(0.36)%	(0.81)%
Portfolio turnover rate	14.23% (f)	35.15% (d)	13.60%	26.97%	34.39%	23.02%

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) Amount is less than $0.005.

(d) Excludes the impact of in-kind transactions.

(e) Annualized

(f) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund
	(Unaudited) Six Months Ended 6/30/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013

CLASS I SHARES (Formerly Class D)
Selected Per Share Data
Net asset value, beginning of period	$ 7.49	$ 6.94	$ 6.18	$ 6.48	$ 7.06	$ 5.44

Income from investment operations
Net investment income (loss) (a)	(0.01)	(0.03)	(0.01)	0.02	(0.01)	(0.05)
Net realized and unrealized gain (loss)	0.34	1.04	1.07	(0.21)	0.54	1.75
Total from investment operations	0.33	1.01	1.06	(0.19)	0.53	1.70

Less Distributions to shareholders:
From net investment income	-	-	-	-	-	-
From net realized gain	-	(0.46)	(0.30)	(0.11)	(1.11)	(0.08)
From return of capital	-	-	-	-	-	-
Total distributions	-	(0.46)	(0.30)	(0.11)	(1.11)	(0.08)

Paid in capital from redemption fees	- (e)	-	-	-	-	-

Net asset value, end of period	$ 7.82	$ 7.49	$ 6.94	$ 6.18	$ 6.48	$ 7.06

Total Return (b)	4.41% (g)	14.54%	17.19%	(2.89)%	7.33%	31.32%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 17,593	$ 17,110	$ 3,820	$ 2,930	$ 3,226	$ 3,392
Ratio of expenses to average net assets (c)	1.54% (f)	1.64%	1.73%	1.76%	1.77%	1.84%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.54% (f)	1.64%	1.73%	1.76%	1.77%	1.84%
Ratio of net investment income (loss) to average net assets (c) (d)	(0.37)% (f)	(0.43)%	(0.10)%	0.24%	(0.13)%	(0.76)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	(0.37)% (f)	(0.43)%	(0.10)%	0.24%	(0.13)%	(0.76)%
Portfolio turnover rate	28.52% (g)	100.67%	141.57%	200.23%	145.11%	113.99%

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Amount is less than $0.005.

(f) Annualized

(g) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora/Thelen Small-Mid Cap Fund
	(Unaudited) Six Months Ended 6/30/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Period Ended 12/31/2015 (g)

CLASS S SHARES
Selected Per Share Data
Net asset value, beginning of period	$ 15.85	$ 14.29	$ 12.23	$ 14.00

Income from investment operations
Net investment income (a)	0.03	0.12	0.05	0.01
Net realized and unrealized gain (loss)	0.66	2.66	2.03	(1.66)
Total from investment operations	0.69	2.78	2.08	(1.65)

Less Distributions to shareholders:
From net investment income	-	(0.10)	(0.02)	(0.01)
From net realized gain	-	(1.12)	-	(0.11)
From return of capital	-	-	-	-
Total distributions	-	(1.22)	(0.02)	(0.12)

Net asset value, end of period	$ 16.54	$ 15.85	$ 14.29	$ 12.23

Total Return (b)	4.35% (f)	19.45%	16.97%	(11.77)% (f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 16,683	$ 8,846	$ 7,267	$ 3,981
Ratio of expenses to average net assets (c)	1.00% (e)	1.00%	0.99%	0.99% (e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.26% (e)	1.31%	1.31%	1.31% (e)
Ratio of net investment income (loss) to
average net assets (c) (d)	0.39% (e)	0.79%	0.34%	0.15% (e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	0.13% (e)	0.48%	0.01%	(0.16)% (e)
Portfolio turnover rate	26.08% (f)	60.96%	80.25%	57.12% (f)

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period June 19, 2015 (commencement of operations) through December 31, 2015.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements

June 30, 2018 (Unaudited)

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora/Thelen Small-Mid Cap Fund (the “Small-Mid Cap Fund”), Ancora MicroCap Fund (the “MicroCap Fund”), and Ancora Special Opportunity Fund (the “Special Opportunity Fund”), (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series. The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Small-Mid Cap Fund’s investment objective is to obtain capital appreciation in the value of its shares. The MicroCap Fund’s investment objective is to obtain capital appreciation in the value of its shares. The Special Opportunity Fund’s investment objective is obtaining a high total return through a combination of income and capital appreciation in the value of its shares.  Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class I and Class S. Class S shares are currently offered in the Ancora/Thelen Small-Mid Cap Fund only. Class I and Class S shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class. Class S and Class I shares are offered continuously at net asset value (“NAV”). Class I shares are subject to shareholder service fees. Class I and Class S shares are subject to a contractual limit on total operating expenses. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).  As of June 28, 2017, Class C Shares merged into Class I Shares for each of the Funds.

The Funds will deduct a 2% redemption fee from redemption proceeds if shares are purchased and then redeemed within 90 days.  For the six months ended June 30, 2018, the Income Fund – Class I did not collect any redemption fees.  For the six months ended June 30, 2018, the Small-Mid Cap Fund – Class I collected $834 in redemption fees.  For the six months ended June 30, 2018, the Microcap Fund – Class I collected $67 in redemption fees. For the six months ended June 30, 2018, the Opportunity Fund – Class I collected $202 in redemption fees.   For the six months ended June 30, 2018, the Small-Mid Cap Fund Class S did not collect any redemption fees.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2018

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed. Funds identify their major tax jurisdiction as U.S. Federal; however the Funds’ are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of and during the six months ended June 30, 2018, the Funds’ did not have a liability for any unrecognized tax benefits. The Funds’ recognize interest and penalty, if any, related to recognized tax benefits or income tax expense on the Statements of Operations. During the six months ended June 30, 2018, the Funds’ did not incur any interest or penalties.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The Special Opportunity Fund, MicroCap Fund, and Small-Mid Cap Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2018

characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a fund. The permanent reclassifications were mainly due to return of capital distributions and distribution re-designations.

Other - The Funds follow industry practice and record security transactions based on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

The Funds may hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

NOTE 3. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2018

security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market funds are generally priced at the ending NAV provided by the service agent of the fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stocks including real estate investment trust senior securities, traditional preferred securities, investment companies, and corporate bond trust certificates) - are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Funds (if any) are reviewed by the Board on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2 within the fair value hierarchy.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2018

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of June 30, 2018:

Ancora Income Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$ 11,881,202	$ -	$ -	$ 11,881,202
Corporate Bond Trust Certificates	8,395,199	-	-	8,395,199
Corporate Bonds	-	1,935,657		1,935,657
Traditional Preferred Securities	2,257,830	-	-	2,257,830
REIT Senior Securities	3,856,029	-	-	3,856,029
Money Market Funds	1,243,860	-	-	1,243,860
Total	$ 27,634,120	$ 1,935,657	$ -	$ 29,569,777

Ancora/Thelen Small-Mid Cap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 109,545,060	$ -	$ -	$ 109,545,060
Money Market Funds	3,997,788	-	-	3,997,788
Total	$ 113,542,848	$ -	$ -	$ 113,542,848

Ancora MicroCap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 22,532,703	$ -	$ -	$ 22,532,703
Money Market Funds	2,198,859	-	-	2,198,859
Total	$ 24,731,562	$ -	$ -	$ 24,731,562

Ancora Special Opportunity Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,092,488	$ -	$ -	$ 11,092,488
Traditional Preferred Securities	547,750	-	-	547,750
Investment Companies	3,003,240	-	-	3,003,240
Money Market Funds	2,687,511	-	-	2,687,511
Total	$ 17,330,989	$ -	$ -	$ 17,330,989

* The Funds did not hold any Level 3 assets during the six months ended June 30, 2018. For more detail on the investments in securities please refer to the Schedules of Investments. The Funds did not hold any derivative investments at any time during the six months ended June 30, 2018. There were no transfers into and out of Levels 1 and 2 during the current period. It is the Funds' policy to recognize transfers into and out of Levels at the end of the reporting period.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2018

The following table sets forth a summary of the changes in the fair value of each Fund’s investments in affiliated issuers for the six months ended June 30, 2018:

Ancora MicroCap Fund

Mace Security International, Inc.	Investments
Balance Beginning at December 31, 2017	$ 55,069
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Depreciation on Investments Held at Period End	(1,758)
Net Purchases	-
Net Sales	-
Balance End at June 30, 2018	$ 53,311
Dividend Income	$ -

Ancora Special Opportunity Fund

Mace Security International, Inc.	Investments
Balance Beginning at December 31, 2017	$ 955,500
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Depreciation on Investments Held at Period End	(30,500)
Net Purchases	-
Net Sales	-
Balance End at June 30, 2018	$ 925,000
Dividend Income	$ -

Edgewater Technology, Inc.	Investments
Balance Beginning at December 31, 2017	$ 74,880
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Depreciation on Investments Held at Period End	(9,840)
Net Purchases	-
Net Sales	-
Balance End at June 30, 2018	$ 65,040
Dividend Income	$ -

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC to manage the Funds’ investments.  The Ancora Group, Inc. is the parent company of the Advisor. Ancora Holdings Inc. is the parent company to The Ancora Group, Inc. Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.  The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.  As compensation for management services, the Income Fund, Small-Mid Cap Fund, MicroCap Fund and Special Opportunity Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund.  For the six months ended June 30,

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2018

2018, the Advisor earned fees of $154,461 from the Income Fund, $520,905 from the Small-Mid Cap Fund, $117,097 from the MicroCap Fund, and $85,450 from the Special Opportunity Fund.  At June 30, 2018, payables to the Advisor were $25,050, $92,157, $20,670, and $14,729 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively.

The Advisor has contractually agreed to waive management fees in order to limit total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions and the cost of acquired fund fees and expenses) for the Income Fund to 1.285% for Class I shares until April 30, 2019, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2018, the Advisor waived management fees of $18,390 for the Income Fund Class I shares. As of April 30, 2017, the Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Small-Mid Cap Fund to 1.39% for Class I shares and 1.00% for Class S shares until April 30, 2019, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. Prior to April 30, 2017, the Class I and Class S shares limited total annual operating expenses to 1.39% and 0.99%, respectively, of average daily net assets. For the six months ended June 30, 2018, the Advisor waived management fees of $16,892 for the Small-Mid Cap Fund Class S shares. For the six months ended June 30, 2018, the Adviser did not waive fees for the MicroCap Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the MicroCap Fund to 1.60% for Class I shares until April 30, 2019, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. The Special Opportunity Fund Class I does not have an expense waiver agreement. No recoupment will occur except to the extent that the Funds’ expenses, together with the amount recovered, do not exceed the applicable expense limitation.

The Funds have entered into an Administration Agreement with The Ancora Group, Inc., an affiliate of the advisor. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, The Ancora Group, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Funds’ compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the six months ended June 30, 2018, The Ancora Group, Inc. earned $15,446 from the Income Fund, $52,090 from the Small-Mid Cap Fund, $11,710 from the MicroCap Fund, and $8,545 from the Special Opportunity Fund.  As of June 30, 2018, The Ancora Group, Inc. was owed $2,513, $9,377, $2,067, and $1,473 by the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively, for administrative services.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2018

The Trust retained Arbor Court Capital LLC (the “Distributor”), to act as the principal distributor of its shares.  The Distributor charges $8,000 per year for its services which is paid by the Advisor. Arbor Court is an affiliated entity to the Trust’s transfer agent and fund accountant. Pursuant to the Shareholder Services Agreement with The Ancora Group, Inc., each of the Funds will pay a shareholder service fee equal to 0.01% of average net assets of the Class I Shares.

Certain officers of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fee for serving as officers of the Trust.

NOTE 5. INVESTMENTS

For the six months ended June 30, 2018, purchases and sales of investment securities, other than short-term investments, in-kind purchases and sales, and short-term U.S. Government obligations were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 5,483,236	$ 42,108,619	$ 4,573,738	$ 4,376,325

Sales
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 7,617,071	$ 25,885,572	$ 2,945,802	$ 5,445,262

At June 30, 2018, the costs of securities for federal income tax purposes were $29,510,976, $96,273,828, $21,880,386, and $14,514,052 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively.

As of June 30, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Gross Appreciation	$ 522,724	$20,874,928	$ 5,017,639	$ 3,453,236
Gross (Depreciation)	(463,923)	(3,605,908)	(2,166,463)	(636,299)
Net Appreciation (Depreciation) on Investments	$ 58,801	$17,269,020	$ 2,851,176	$ 2,816,937

The difference between book and tax unrealized is mainly attributable to the tax deferral of wash sales.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2018

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during six months ended June 30, 2018 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Ordinary income	$ 685,785	$ -	$ -	$ -
Long-term capital gain	-	-	-	-
Return of capital	301,240	-	-	-
	$ 987,025	$ -	$ -	$ -

The tax character of distributions paid during year ended December 31, 2017 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Ordinary income	$ 1,266,732	$ 1,471,772	$ 61,352	$ 365,886
Long-term capital gain	261,699	5,081,682	1,530,515	656,696
Return of capital	561,575	-	-	-
	$ 2,090,006	$ 6,553,454	$ 1,591,867	$ 1,022,582

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31, of a fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

For the year ended December 31, 2017, the funds elected to defer the following post-October losses:

Post October Loss Deferred
Income Fund	$ 9,383
Small-Mid Cap Fund	$ 111,893
MicroCap Fund	$ 8,294
Special Opportunity Fund	$ 27,670

As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Accumulated undistributed ordinary income (loss)	$ -	$ 126,352	$ -	$ 45,237
Accumulated undistributed capital gain (loss)	(9,383)	638,422	724,479	22,778
Unrealized appreciation (depreciation)	835,445	19,089,517	2,711,464	2,826,066
	$ 826,062	$ 19,854,291	$3,435,943	$ 2,894,081

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2018

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2018, National Financial Services, LLC. owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund	77.68%
Small-Mid Cap Fund	58.57%
MicroCap Fund	73.80%
Special Opportunity Fund	76.60%

NOTE 8. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

NOTE 9.  NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

FINANCIAL REVIEW

Ancora Trust

Additional Information (UNAUDITED)

June 30, 2018

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

The Funds’ disclose their portfolio holdings in the following manner:  (i) the funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-Q; (ii) the Funds’ form N-Q are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-Q may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12 month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; (12b-1) distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) (CONTINUED)

Ancora Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018
Actual
Class I	$1,000.00	$994.74	$6.36
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,018.42	$6.43
*Expenses are equal to the Fund’s annualized expense ratio of 1.285%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora/Thelen Small Mid-Cap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018
Actual
Class I	$1,000.00	$1,042.44	$6.38
Class S	$1,000.00	$1,043.53	$5.07
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,018.55	$6.31
Class S	$1,000.00	$1,019.84	$5.01
* Expenses are equal to the Fund’s annualized expense ratio of 1.26% and 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora MicroCap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018
Actual
Class I	$1,000.00	$1,061.75	$7.41
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,017.60	$7.25
* Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora Special Opportunity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
Fund	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018
Actual
Class I	$1,000.00	$1,044.06	$7.80
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,017.16	$7.70
* Expenses are equal to the Fund’s annualized expense ratio of 1.54%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

(UNAUDITED)

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Funds.

Name, Address and Age	Position(s) Held with the Fund	Term of Office (1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Independent Trustees:
Raj Aggarwal 7380 Sherman Road Cleveland, OH 44026	Trustee	Since November 15, 2003	Visiting Research Scholar at Federal Reserve Bank of Cleveland, 2013-2016. Emeritus Frank C. Sullivan Professor of International Business and Finance at University of Akron from 2006 to 2013 and the former dean of the College of Business Administration. Firestone Chair and Professor of Finance at Kent State University from 1999 to 2006; Mellen Chair in and Professor of Finance at John Carroll University from 1987 to 1999.	4	None.
71

Donald Lerner	Trustee	Since	Consultant to the marking device industry and private investor. Owner of Ace Rubber Company (marking devices) until 1999.	4	None.
200 North Folk Dr., Bentleyville, OH 44022 83		November 15, 2003

Anne Peterson Ogan 115 West Juniper Lane, Moreland Hills, OH 44022,	Trustee Acting Chairperson	Since November 15, 2003	President of The Proper Analysis Corp. (a registered Investment Adviser) from 1993 to the present.	4	None.
71		Since November 14, 2016

Frank DeFino	Trustee	Since June 2014	President and owner of AJD Holding Co. (private equity firm) from 1976 to the present.	4	None.
2181 Enterprise Parkway Twinsburg, OH 44087 64

(1)   Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

(UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held with the Fund	Term of Office (1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Officers:
Joseph M. Spidalieri 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 40	Chief Compliance Officer	Since March 1, 2011	Chief Operating Officer of Ancora Holdings Inc. since 2017; Chief Operating Officer of Ancora Advisors LLC since 2017; Chief Compliance Officer of Ancora Advisors LLC until 2017; Chief Compliance Officer of The Ancora Group Inc. since 2011; Chief Compliance Officer of Ancora Holdings Inc. since 2015; Director of Compliance of Ancora Securities, Inc. and Ancora Capital Inc. from 2011 to 2012	4	None.
Bradley A. Zucker 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 45	President & Treasurer Secretary	Since December 4, 2017 Since November 15, 2003	Chief Financial Officer of Ancora Advisors LLC since 2003; Chief Financial Officer of The Ancora Group Inc. since 2010; Chief Financial Officer of Ancora Holdings Inc. since 2015; Chief Financial Officer and Director of Ancora Securities, Inc. from 2001 to 2012; Chief Financial Officer of Ancora Capital Inc. from 2002 to 2012; member of the Executive Committee for the Ancora entities until 2016	4	None.

(1) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

PRIVACY POLICY

FACTS	WHAT DOES ANCORA TRUST (“ANCORA”) DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information may include, but is not limited to, the following:

●    Social security number                   ●    Account Numbers

●    Risk tolerance                                 ●    Wire transfer instructions

●    Income                                            ●    Contact Information

●    Transaction history                         ●    Investment Experience

●    Assets                                              ●   Account Balances

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Ancora chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Ancora Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates' everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call Joseph Spidalieri at (216) 593-5007

PRIVACY POLICY

Page 2 Privacy Policy
Who we are
Ancora Holdings Inc.

Ancora Holdings, Inc. is an employee owned, Cleveland, Ohio based holding company which wholly owns three separate and distinct SEC Registered Investment Advisers, Ancora Advisors, Inc., Ancora Inverness, LLC and Safeguard Securities, Inc. and Inverness Securities LLC, a broker dealer. Ancora Trust is the Trust of the Ancora Mutual Funds.

What we do
How does Ancora protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Ancora collect my personal information?

We collect your personal information, for example, when you

▪

Enter into an investment advisory contract

▪

Seek financial advice

▪

Make deposits or withdrawals from your account

▪

Tell us about your investment or retirement portfolio

▪

Give us your employment history

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪

sharing for affiliates’ everyday business purposes—information about your creditworthiness

▪

affiliates from using your information to market to you

▪

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Ancora does not jointly market.

TRUSTEES

Anne Peterson Ogan, Acting Chairman

Raj Aggarwal

Donald Lerner

Frank DeFino

OFFICERS

Bradley Zucker, President, Treasurer & Secretary

Joseph Spidalieri, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

6060 Parkland Boulevard, Suite 200
Cleveland, Ohio 44124

DISTRIBUTOR

Arbor Court Capital LLC

8000 Town Center Drive, Suite 400

Broadview Heights, Ohio  44147

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

McDonald Hopkins LLC

2100 Bank One Center

600 Superior Avenue E.

Cleveland, Ohio  44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, Ohio  45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by America Northcoast Securities, Inc. Member FINRA/SIPC

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert . The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity. Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

      (a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

      (b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Bradley Zucker

* Bradley Zucker

President, Treasurer and Secretary

Date: September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bradley Zucker

* Bradley Zucker

President, Treasurer and Secretary

Date: September 7, 2018

*Print the name and title of each signing officer under his or her signature.